Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2012	$ 573,828	$ 9,049	$ 425,497	$ 139,744	$ 574,290	$ (462)
Distributions declared and paid (distributions per common and preferred unit) (Note 9)	(41,511)	(658)	(32,258)	(8,595)	(41,511)
Partnership's net income	64,332	1,076	52,716	10,540	64,332
Issuance of preferred units (Note 9)	72,535			72,535	72,535
Equity compensation expense	2,739		2,739		2,739
Other comprehensive income (Note 8)	462					462
Balance at Jun. 30, 2013	672,385	9,467	448,694	214,224	672,385	0
Balance at Dec. 31, 2013	781,426	9,250	559,155	213,021	781,426	0
Distributions declared and paid (distributions per common and preferred unit) (Note 9)	(50,036)	(821)	(41,136)	(8,079)	(50,036)
Partnership's net income	19,058	216	10,838	8,004	19,058
Balance at Jun. 30, 2014	$ 750,448	$ 8,645	$ 528,857	$ 212,946	$ 750,448	$ 0